NON-CASH INVESTING AND FINANCING TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
NON-CASH INVESTING AND FINANCING TRANSACTIONS
NOTE 27 - NON-CASH INVESTING AND FINANCING TRANSACTIONS
Property, plant and equipment acquired through leases or financed by third parties amounted to €75 million, €28 million and €17 million for the years ended December 31, 2019, 2018 and 2017, respectively. These leases and financings are excluded from the Statement of Cash Flow as they are non-cash investing transactions.
Fair values of vested Restricted Stock Units and Performance Stock Units amounted to €8 million, €8 million and €1 million for the years ended December 31, 2019, 2018 and 2017, respectively. They are excluded from the Statement of Cash flows as non-cash financing activities.